Columbia California Intermediate Municipal Bond Fund
Third Quarter Report
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia California Intermediate Municipal Bond Fund, January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 98.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 13.0%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign(a)
Revenue Bonds
Series 2024B
07/01/2042	5.250%	5,500,000	6,052,499
City of Los Angeles Department of Airports(a)
Refunding Revenue Bonds
Series 2018B
05/15/2028	5.000%	2,000,000	2,107,512
Subordinated Series 2025
05/15/2034	5.000%	2,000,000	2,310,867
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Subordinated Series 2019
05/15/2035	5.000%	1,485,000	1,613,582
05/15/2037	5.000%	840,000	905,168
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	343,374
05/15/2030	5.000%	500,000	520,151
County of Sacramento Airport System(a)
Refunding Revenue Bonds
Series 2018C
07/01/2028	5.000%	3,090,000	3,256,360
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2018E
07/01/2029	5.000%	1,035,000	1,107,622
Revenue Bonds
Series 2024
07/01/2032	5.000%	500,000	588,005
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,038,182
07/01/2034	5.000%	700,000	725,942
San Diego County Regional Airport Authority(a)
Refunding Revenue Bonds
Subordinated Series 2020
07/01/2036	5.000%	495,000	529,737
07/01/2039	5.000%	400,000	422,786
Revenue Bonds
Subordinated Series 2021B
07/01/2026	5.000%	2,225,000	2,247,795
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Airport Commission - San Francisco International Airport(a)
Refunding Revenue Bonds
Second Series 2024
05/01/2041	5.250%	1,500,000	1,663,507
San Francisco City & County Airport Commission-San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2016A
05/01/2026	5.000%	1,975,000	1,989,226
San Francisco Airport Commission Project
Series 2019
05/01/2036	5.000%	3,205,000	3,452,499
San Francisco City & County Airport Commission-San Francisco International Airport(a)
Refunding Revenue Bonds
Second Series 2023C
05/01/2037	5.500%	1,750,000	1,999,979
Series 2024-2
05/01/2040	5.250%	1,500,000	1,673,912
Revenue Bonds
Series 2019A
05/01/2038	5.000%	1,470,000	1,544,716
05/01/2039	5.000%	1,500,000	1,571,919
Total			37,665,340
Charter Schools 4.7%
California Enterprise Development Authority(b)
Revenue Bonds
Rocklin Academy Project (The)
Series 2024
06/01/2034	5.000%	500,000	527,782
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2024
11/01/2034	5.000%	355,000	405,062
11/01/2035	5.000%	275,000	310,781
California School Finance Authority(b)
Refunding Revenue Bonds
Alliance For College-Ready Public Schools Projects
Series 2024
07/01/2039	5.000%	250,000	269,816
Aspire Public Schools
Series 2016
08/01/2030	5.000%	1,380,000	1,380,798
08/01/2031	5.000%	850,000	850,453

Columbia California Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	3,400,000	3,403,620
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,010,792
Series 2018
08/01/2038	5.000%	1,000,000	1,020,678
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,251,162
Series 2017
07/01/2037	5.000%	3,090,000	3,134,440
Total			13,565,384
Disposal 1.1%
California Municipal Finance Authority(a)
Revenue Bonds
Republic Services, Inc.
Series 2024 (Mandatory Put 03/01/34)
03/01/2054	3.875%	1,000,000	998,473
California Municipal Finance Authority(a),(c)
Revenue Bonds
Republic Services, Inc. Project
Series 2023 (Mandatory Put 09/01/33)
09/01/2053	4.375%	750,000	778,219
Waste Management, Inc. Project
Series 2025A (Mandatory Put 10/02/28)
10/01/2041	3.450%	1,500,000	1,510,254
Total			3,286,946
Higher Education 10.9%
California Educational Facilities Authority
Refundind Revenue Bonds
Chapman University
Series 2025A
04/01/2035	5.000%	400,000	478,975
04/01/2037	5.000%	575,000	674,355
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,512,835
04/01/2035	5.000%	2,000,000	2,035,713
Series 2018-A
12/01/2036	5.000%	1,000,000	1,031,457
Revenue Bonds
Green Bonds - Loyola Marymount University
Series 2018
10/01/2036	5.000%	760,000	802,122
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
Biola University
Series 2017
10/01/2031	5.000%	540,000	556,755
10/01/2032	5.000%	615,000	633,039
10/01/2033	5.000%	625,000	642,326
10/01/2034	5.000%	570,000	584,835
Revenue Bonds
National University
Series 2019A
04/01/2035	5.000%	1,780,000	1,895,051
04/01/2036	5.000%	1,120,000	1,187,743
California Municipal Finance Authority(b)
Refunding Revenue Bonds
California Baptist University
Series 2025
11/01/2035	5.000%	2,000,000	2,138,710
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	250,000	250,301
California State University
Refunding Revenue Bonds
Series 2025A
11/01/2038	5.000%	2,000,000	2,372,357
Revenue Bonds
Series 2023A
11/01/2041	5.000%	1,000,000	1,130,784
Series 2024A
11/01/2042	5.000%	4,000,000	4,530,367
California Statewide Communities Development Authority(b)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,156,846
University of California
Refunding Revenue Bonds
Series 2023BN
05/15/2039	5.000%	2,500,000	2,828,706
Series 2024BS
05/15/2038	5.000%	2,000,000	2,309,471
Revenue Bonds
Series 2025CD
05/15/2040	5.500%	2,250,000	2,720,665
Total			31,473,413
Columbia California Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 6.5%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Scripps Health
Series 2024A
11/15/2039	5.000%	2,000,000	2,296,716
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,042,910
Revenue Bonds
Children’s Hospital of Orange County
Series 2024
11/01/2042	5.000%	500,000	552,373
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	2,564,337
02/01/2034	5.000%	500,000	512,312
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	1,972,045
Lucile Salter Packard Children’s Hospital
Series 2017
11/15/2034	5.000%	250,000	259,944
11/15/2035	5.000%	270,000	279,937
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,041,556
California Statewide Communities Development Authority
Refunding Revenue Bonds
John Muir Health
Series 2024A
12/01/2042	5.250%	1,000,000	1,121,617
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	439,212
08/01/2034	5.000%	650,000	670,458
Methodist Hospital of Southern California
Series 2018
01/01/2036	5.000%	3,000,000	3,121,680
California Statewide Communities Development Authority(c)
Revenue Bonds
Kaiser Permanente
Series 2019 (Mandatory Put 11/01/29)
04/01/2036	5.000%	1,410,000	1,549,491
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	517,257
01/01/2036	4.000%	1,000,000	1,006,647
Total			18,948,492
Joint Power Authority 1.9%
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,509,730
Southern California Public Power Authority
Revenue Bonds
Southern Transmission System
Series 2024
07/01/2041	5.000%	3,550,000	3,934,485
Total			5,444,215
Local Appropriation 2.9%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019 BAM
09/01/2031	5.000%	1,470,000	1,606,374
Fresno Joint Powers Financing Authority
Refunding Revenue Bonds
Master Lease Project
Series 2017A (AGM)
04/01/2033	5.000%	1,000,000	1,029,772
Los Angeles County Public Works Financing Authority
Refunding Revenue Bonds
Series 2024H
12/01/2044	5.250%	2,480,000	2,787,042
Municipal Improvement Corp. of Los Angeles
Revenue Bonds
Los Angeles Convention Center
Series 2025
05/01/2038	5.000%	1,000,000	1,177,892
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	906,174
06/01/2034	5.000%	775,000	824,076
Total			8,331,330

Columbia California Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 9.9%
Bellevue Union School District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2011A (AGM)
08/01/2030	0.000%	585,000	520,710
08/01/2031	0.000%	615,000	531,141
City of San Jose
Unlimited General Obligation Bonds
Series 2021A
09/01/2040	5.000%	1,000,000	1,097,171
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,079,129
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election of 2014
Series 2018B
08/01/2034	4.000%	500,000	515,822
Encinitas Union School District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2011
08/01/2035	6.750%	500,000	635,513
Long Beach Unified School District(d)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	1,103,282
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election of 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	4,212,139
Monterey Peninsula Community College District(d)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,978,578
Mount San Antonio Community College District
Unlimited General Obligation Bonds
Election of 2018
Series 2024D
08/01/2041	5.000%	1,000,000	1,150,794
08/01/2042	5.000%	1,800,000	2,048,580
Pomona Unified School District(d)
Unlimited General Obligation Bonds
Election of 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	803,395
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rancho Santiago Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	3,254,817
Rescue Union School District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	1,084,285
San Diego Unified School District(d)
Unlimited General Obligation Bonds
Election of 2008
Series 2012E
07/01/2032	0.000%	1,015,000	854,893
07/01/2034	0.000%	1,875,000	1,469,540
San Diego Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2024
07/01/2041	5.000%	1,000,000	1,139,883
San Mateo County Community College District(d)
Unlimited General Obligation Bonds
Election of 2005
Series 2006A (NPFGC)
09/01/2026	0.000%	1,085,000	1,070,542
Santa Monica Community College District
Unlimited General Obligation Bonds
Election of 2016
Series 2018A
08/01/2034	4.000%	500,000	515,822
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,001,246
08/01/2032	5.000%	1,500,000	1,501,673
Total			28,568,955
Multi-Family 1.2%
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	1,022,214	1,050,271
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2024
08/15/2039	5.000%	475,000	520,261
08/15/2040	5.000%	530,000	572,341
Columbia California Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2034	5.000%	375,000	387,784
Series 2017
05/15/2032	5.000%	1,000,000	1,025,670
Total			3,556,327
Municipal Power 6.1%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,301,125
City of Riverside Electric
Refunding Revenue Bonds
Series 2019A
10/01/2037	5.000%	1,000,000	1,069,261
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Power System
Series 2017B
07/01/2029	5.000%	3,580,000	3,659,443
Series 2023D
07/01/2041	5.000%	6,000,000	6,582,146
Revenue Bonds
Series 2023B
07/01/2040	5.000%	2,000,000	2,203,319
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	1,818,674
Sacramento Municipal Utility District
Revenue Bonds
Green Bonds
Series 2023K
08/15/2040	5.000%	500,000	569,822
08/15/2041	5.000%	400,000	452,783
Total			17,656,573
Other Bond Issue 0.3%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	401,562
09/01/2034	4.000%	600,000	602,254
Total			1,003,816
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 1.4%
City of Long Beach Marina System
Refunding Revenue Bonds
Alamitos Bay Marina Project
Series 2025
05/15/2034	5.000%	750,000	868,552
05/15/2035	5.000%	2,110,000	2,459,483
Port of Los Angeles(a)
Refunding Revenue Bonds
Sustainable Bonds
Series 2024-2
08/01/2036	5.000%	250,000	284,323
08/01/2037	5.000%	250,000	281,983
08/01/2038	5.000%	200,000	223,944
Total			4,118,285
Prep School 1.3%
California Enterprise Development Authority
Revenue Bonds
Castilleja School Foundation Project
Series 2024
06/01/2039	5.000%	300,000	339,832
06/01/2040	5.000%	400,000	446,974
California Municipal Finance Authority
Revenue Bonds
Saint Ignatius College Preparatory
Series 2024A
09/01/2042	5.000%	1,250,000	1,375,742
09/01/2043	5.000%	1,400,000	1,522,154
Total			3,684,702
Prepaid Gas 9.3%
California Community Choice Financing Authority
Revenue Bonds
Clean Energy Project
Series 2023 (Mandatory Put 04/01/30)
11/01/2054	5.250%	1,000,000	1,074,403
Series 2024 (Mandatory Put 04/01/32)
05/01/2054	5.000%	2,000,000	2,145,286
Series 2024 (Mandatory Put 09/01/32)
02/01/2055	5.000%	3,000,000	3,264,662
Series 2025
12/01/2035	5.000%	1,850,000	2,056,763
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
07/01/2053	5.000%	3,000,000	3,172,815
12/01/2053	5.000%	1,000,000	1,051,882
Series 2022A-1 (Mandatory Put 08/01/28)
05/01/2053	4.000%	1,150,000	1,171,498

Columbia California Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Community Choice Financing Authority(c)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 11/01/35)
01/01/2056	5.000%	2,000,000	2,184,217
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	1,320,000	1,401,419
Series 2009C
11/01/2039	6.500%	2,350,000	2,917,141
Southern California Public Power Authority
Revenue Bonds
Clean Energy Project
Series 2024A (Mandatory Put 09/01/30)
04/01/2055	5.000%	6,035,000	6,437,201
Total			26,877,287
Refunded / Escrowed 2.9%
California Municipal Finance Authority
Refunding Revenue Bonds
Retirement Housing Foundation
Series 2017 Escrowed to Maturity
11/15/2029	5.000%	390,000	432,637
11/15/2030	5.000%	600,000	681,144
11/15/2032	5.000%	850,000	1,001,279
California Statewide Communities Development Authority
Prerefunded 02/15/26 Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	1,991,991
City of Los Angeles Department of Airports
Prerefunded 05/15/29 Refunding Revenue Bonds
Subordinated Series 2019
05/15/2035	5.000%	2,490,000	2,715,258
05/15/2037	5.000%	1,410,000	1,537,555
Total			8,359,864
Retirement Communities 1.8%
California Health Facilities Financing Authority
Revenue Bonds
Episcopal Communities & Services
Series 2024
11/15/2038	5.000%	500,000	542,715
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood - California Obligated Group
Series 2025
10/01/2037	5.000%	890,000	964,950
10/01/2038	5.000%	935,000	1,007,081
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
HumanGood Obligation Group
Series 2019A
10/01/2034	4.000%	500,000	502,149
10/01/2035	4.000%	1,000,000	1,003,645
PRS-California Obligated Group Projects
Series 2024
04/01/2030	5.000%	200,000	216,157
04/01/2031	5.000%	210,000	229,963
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2030	5.000%	150,000	153,329
Revenue Bonds
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	306,188
07/01/2036	4.000%	430,000	437,839
Total			5,364,016
Sales Tax 0.5%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,496,408
Special Non Property Tax 0.6%
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2035	5.000%	615,000	649,338
06/01/2036	5.000%	1,180,000	1,241,815
Total			1,891,153
Special Property Tax 5.7%
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2026	5.000%	650,000	659,265
City & County of San Francisco Community Facilities District No. 2016-1
Special Tax Bonds
Series 2021
09/01/2041	4.000%	745,000	701,169
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,044,634
10/01/2031	5.000%	1,640,000	1,647,224
Columbia California Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	515,670
05/01/2033	5.000%	1,000,000	1,030,035
Irvine Facilities Financing Authority
Special Tax Bonds
Irvine Great Park Infrastructure Project
Series 2023
09/01/2040	5.000%	2,000,000	2,240,974
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	356,794
09/01/2033	5.000%	730,000	776,282
09/01/2034	5.000%	500,000	531,082
Orange County Community Facilities District
Special Tax Bonds
Rienda Phase 2B
Series 2023
08/15/2043	5.250%	1,350,000	1,421,972
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	918,187
10/01/2030	5.000%	350,000	361,001
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	278,369
08/01/2031	5.000%	355,000	359,263
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	678,047
08/01/2032	5.000%	580,000	586,782
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,307,034
Total			16,413,784
State Appropriated 2.9%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2023
09/01/2038	5.000%	2,000,000	2,287,811
Series 2024
09/01/2032	5.000%	1,000,000	1,167,989
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Green Bonds
Series 2021
11/01/2037	4.000%	2,665,000	2,793,971
May Lee State Office Complex
Series 2024
04/01/2040	5.000%	2,000,000	2,290,651
Total			8,540,422
State General Obligation 5.9%
State of California
Unlimited General Obligation Bonds
Series 2019
11/01/2029	5.000%	2,165,000	2,396,042
Series 2021
12/01/2036	5.000%	5,350,000	5,916,083
Series 2024
08/01/2044	5.250%	4,100,000	4,584,731
Series 2025
08/01/2036	5.000%	500,000	602,322
Unlimited General Obligation Refunding Bonds
Series 2023
10/01/2039	5.000%	1,000,000	1,128,923
Series 2025
03/01/2035	5.000%	1,000,000	1,211,838
Various Purpose
Series 2021
10/01/2028	5.000%	1,205,000	1,297,451
Total			17,137,390
Tobacco 0.1%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2034	4.000%	200,000	200,933
Transportation 0.2%
Peninsula Corridor Joint Powers Board
Refunding Revenue Bonds
Series 2019A
10/01/2036	5.000%	315,000	342,020
10/01/2037	5.000%	300,000	324,366
Total			666,386
Turnpike / Bridge / Toll Road 2.9%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,036,023

Columbia California Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2025F-2
04/01/2043	5.000%	2,000,000	2,245,126
Foothill-Eastern Transportation Corridor Agency(d)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	4,100,094
Total			8,381,243
Water & Sewer 4.2%
City of Riverside Water
Refunding Revenue Bonds
Series 2019A
10/01/2032	5.000%	1,500,000	1,636,073
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	937,434
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2022D
07/01/2040	5.000%	2,500,000	2,737,653
Series 2023A
07/01/2040	5.000%	500,000	554,075
Metropolitan Water District of Southern California
Refunding Revenue Bonds
Series 2024C
04/01/2041	5.000%	1,115,000	1,275,981
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Subordinated Series 2020B (BAM)
12/01/2035	4.000%	1,000,000	1,044,330
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego Public Facilities Financing Authority
Revenue Bonds
Subordinated Series 2024A
05/15/2040	5.000%	500,000	577,581
05/15/2041	5.000%	750,000	858,805
San Francisco City & County Public Utilities Commission Wastewater
Revenue Bonds
Series 2024C
10/01/2042	5.000%	2,200,000	2,512,507
Total			12,134,439
Total Municipal Bonds (Cost $279,608,085)			284,767,103

Money Market Funds 0.8%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.029%(f)	2,231,066	2,233,981
Total Money Market Funds (Cost $2,231,066)		2,233,981
Total Investments in Securities (Cost: $281,839,151)		287,001,084
Other Assets & Liabilities, Net		2,779,967
Net Assets		289,781,051
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $16,395,398, which represents 5.66% of total net assets.

(c)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2026.

(d)	Zero coupon bond.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2026.

(f)	The rate shown is the seven-day current annualized yield at January 31, 2026.
Columbia California Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2026 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia California Intermediate Municipal Bond Fund  | 2026

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3QT122_04_T01_(03/26)